Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 30, 2022	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Comp. Table Total for CEO - Michael D. Peduzzi (1) ($)	Summary Comp. Table Total for CEO - Joseph B. Bower, Jr. (2) ($)	Comp. Actually Paid to CEO - Michael D. Peduzzi (1) ($)	Comp. Actually Paid to CEO - Joseph B. Bower, Jr. (2) ($)	Average Summary Comp. Table Total for Non-CEO NEOs (3) ($)	Average Comp. Actually Paid to Non-CEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(5) ($)	Fully-Diluted Earnings Per Share ($)
							TSR	Peer Group TSR (4)

2023	1,175,410	N/A	1,262,008	N/A	599,987	614,400	78	103	58,020	2.55
2022	1,110,489	2,432,571	1,117,076	1,612,982	628,263	625,017	79	100	63,188	3.26
2021		3,028,549		1,734,559	557,132	570,275	86	106	57,707	3.16
2020		1,608,420		1,107,862	470,922	402,368	67	77	32,743	1.97

Company Selected Measure Name	Fully-diluted EPS
Named Executive Officers, Footnote
(1) Mr. Peduzzi was appointed President and Chief Executive Officer, effective December 31, 2022.
(2) Mr. Bower retired from his position as President and Chief Executive Officer, effective December 31, 2022.
(3) For fiscal year 2023 and 2022, the Corporation’s non-CEO NEOs were Tito L. Lima, Richard L. Greslick, Jr., Martin T. Griffith and Leanne D. Kassab. For fiscal years 2021 and 2020 the Corporation’s non-CEO NEOs were Tito L. Lima, Richard L. Greslick, Jr, Martin T. Griffith and Joseph E. Dell, Jr.

Peer Group Issuers, Footnote	The TSR peer group utilized is the same peer group disclosed in the Competitive Benchmarking section above.
Changed Peer Group, Footnote	The peer group used for 2023 included the addition of four banks and removal of two banks that were not in the prior year's peer group. The changes to the peer group were primarily driven by changes in peer bank asset size, with banks removed or added to create a peer group more similar in asset size to the Corporation. The peer group TSR calculated using the 2022 peer group is presented below:

Year	Value of Initial Fixed $100 Investment Based On:
	TSR	2022 Peer Group TSR

2023	78	102
2022	79	100
2021	86	106
2020	67	77

Adjustment To PEO Compensation, Footnote

CEO SCT Total to CAP Reconciliation – Michael D. Peduzzi	2023	2022
SCT Total Compensation	$1,175,410	$1,110,489
SCT Restricted Stock Awards	(199,991)	(50,001)
Fair Value of New Unvested Equity Awards	316,373	55,669
Change in Fair Value of Existing Unvested Equity Awards	(4,528)	(6,306)
Change in Fair Value of Vesting Equity Awards	(3,144)	(105)
Dividends on Unvested Equity Awards	3,823	2,488
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(240,157)	(278,205)
Service Cost & Prior Service Cost	214,222	283,047
CAP	$1,262,008	$1,117,076

CEO SCT Total to CAP Reconciliation – Joseph B. Bower, Jr.	2022	2021	2020
SCT Total Compensation	$2,432,571	$3,028,549	$1,608,420
SCT Restricted Stock Awards	(261,010)	(272,400)	(347,079)
Fair Value of New Unvested Equity Awards	—	286,041	192,291
Change in Fair Value of Existing Unvested Equity Awards	—	76,316	(156,339)
Change in Fair Value of Vesting Equity Awards	3,631	19,005	45,515
Fair Value of New Vested Equity Awards	232,476	—	—
Fair Value as of Prior Year-end of Equity Awards Forfeited	(258,031)	—	—
Dividends on Unvested Equity Awards	10,706	6,933	4,842
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(902,701)	(1,760,834)	(467,045)
Service Cost & Prior Service Cost	355,340	350,949	227,257
CAP	$1,612,982	$1,734,559	$1,107,862

Non-PEO NEO Average Total Compensation Amount	$ 599,987	$ 628,263		$ 557,132	$ 470,922
Non-PEO NEO Average Compensation Actually Paid Amount	$ 614,400	625,017		570,275	402,368
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2023	2022	2021	2020
SCT Total Compensation	$599,987	$628,263	$557,132	$470,922
SCT Restricted Stock Awards	(99,953)	(76,257)	(66,438)	(73,438)
Fair Value of New Unvested Equity Awards	117,016	84,907	69,940	42,335
Change in Fair Value of Existing Unvested Equity Awards	(4,721)	(11,407)	15,104	(31,109)
Change in Fair Value of Vesting Equity Awards	(7,198)	2,085	(969)	(3,771)
Dividends on Unvested Equity Awards	2,399	1,971	2,000	1,766
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(56,571)	(19,987)	(23,198)	(17,301)
Service Cost & Prior Service Cost	63,441	15,442	16,704	12,964
CAP	$614,400	$625,017	$570,275	$402,368

Equity Valuation Assumption Difference, Footnote	he fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award.
Compensation Actually Paid vs. Total Shareholder Return
Comparison of Compensation Actually Paid versus Corporation TSR
As shown in the chart below, the CAP to our President and Chief Executive Officer and the average CAP to our other Non-CEO NEOs are generally aligned with our TSR. This is primarily due to performance-based incentive compensation, which links payouts to metrics that increase shareholder value, such as fully-diluted EPS and return on equity. Mr. Peduzzi was appointed President and Chief Executive Officer of CNB Financial Corporation, effective December 31, 2022, upon Mr. Bower's retirement. Mr. Peduzzi's promotion was the primary driver of his higher CAP received in 2023 versus 2022 as a result of an increase in his base salary and restricted stock awards.

Compensation Actually Paid vs. Net Income
Comparison of Compensation Actually Paid versus Net Income
The chart below compares the CAP to our President and Chief Executive Officer and the average of the CAP to our other Non-CEO NEOs to net income. As shown in the chart, the CAP to our President and Chief Executive Officer and average of the CAP to our other Non-CEO NEOs has increased or decreased in line with our net income. This is because net income is a direct input in the calculation of fully-diluted EPS, one of the most important measures used to link our NEOs’ (including our President and Chief Executive Officer) CAP to our performance.

Compensation Actually Paid vs. Company Selected Measure
Comparison of Compensation Actually Paid versus Company-Selected Measure (“CSM”)
The chart below compares the CAP to our President and Chief Executive Officer’s and average of the CAP to other Non-CEO NEOs and our CSM, fully-diluted EPS, which shows a strong relationship between fully-diluted EPS and CAP.

Total Shareholder Return Vs Peer Group	Comparison of Corporation TSR versus Peer Group TSR As shown in the chart below, the Corporation’s TSR is less than the Corporation’s peer group TSR.
Tabular List, Table	Fully-diluted EPS •Commercial Loan Revenues •Efficiency Ratio •Deposit Growth (excluding Time Deposits) •Wealth & Asset Management revenue •Return on Equity
Total Shareholder Return Amount	$ 78	79		86	67
Peer Group Total Shareholder Return Amount	103	100		106	77
Net Income (Loss)	$ 58,020,000	$ 63,188,000		$ 57,707,000	$ 32,743,000
Company Selected Measure Amount | $ / shares	2.55	3.26		3.16	1.97
PEO Name	Mr. Peduzzi		Mr. Bower	Mr. Bower	Mr. Bower
Additional 402(v) Disclosure
(5) Presented in thousands
(6) Compensation actually paid (“CAP”) is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:
•subtracting the amount in the “Restricted Stock Awards” column of the SCT for such year,
•adding, for all unvested equity awards granted during the reporting year and outstanding on the last day of the reporting year, the fair value as of the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2023 Fiscal Year-End table below.
•adding, for all unvested equity awards granted prior to the reporting year and outstanding on the last day of the reporting year, the change in fair value from the last day of the preceding year to the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2023 Fiscal Year-End table below.
•adding, for equity awards vesting during the reporting year, the change in fair value from the last day of the preceding year to the vesting date,
•adding the value of any dividends or other earnings paid in the reporting year on unvested equity awards that are not otherwise included in the total compensation for the reporting year,
•subtracting the amount in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT for such year, and
	•adding, for all defined benefit and actuarial pension plans, (A) the service cost, calculated as the actuarial present value attributable to services rendered during the reporting year, plus (B) the prior service cost, calculated as the entire cost of benefits granted in a plan amendment during the reporting year that are attributed by the benefit formula to services rendered in periods prior to the amendment.
Measure:: 1
Pay vs Performance Disclosure
Name	Fully-diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Commercial Loan Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Deposit Growth (excluding Time Deposits)
Measure:: 5
Pay vs Performance Disclosure
Name	Wealth & Asset Management revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Equity
Michael D. Peduzzi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,175,410	$ 1,110,489
PEO Actually Paid Compensation Amount	1,262,008	1,117,076
Joseph B. Bower, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,432,571		$ 3,028,549	$ 1,608,420
PEO Actually Paid Compensation Amount		1,612,982		1,734,559	1,107,862
PEO | Michael D. Peduzzi [Member] | SCT Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,991)	(50,001)
PEO | Michael D. Peduzzi [Member] | Fair Value of New Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,373	55,669
PEO | Michael D. Peduzzi [Member] | Change in Fair Value of Existing Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,528)	(6,306)
PEO | Michael D. Peduzzi [Member] | Change in Fair Value of Vesting Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,144)	(105)
PEO | Michael D. Peduzzi [Member] | Dividends on Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,823	2,488
PEO | Michael D. Peduzzi [Member] | SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,157)	(278,205)
PEO | Michael D. Peduzzi [Member] | Service Cost & Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,222	283,047
PEO | Joseph B. Bower, Jr. [Member] | SCT Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(261,010)		(272,400)	(347,079)
PEO | Joseph B. Bower, Jr. [Member] | Fair Value of New Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		286,041	192,291
PEO | Joseph B. Bower, Jr. [Member] | Change in Fair Value of Existing Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		76,316	(156,339)
PEO | Joseph B. Bower, Jr. [Member] | Change in Fair Value of Vesting Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,631		19,005	45,515
PEO | Joseph B. Bower, Jr. [Member] | Dividends on Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,706		6,933	4,842
PEO | Joseph B. Bower, Jr. [Member] | SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(902,701)		(1,760,834)	(467,045)
PEO | Joseph B. Bower, Jr. [Member] | Service Cost & Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		355,340		350,949	227,257
PEO | Joseph B. Bower, Jr. [Member] | Fair Value of New Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		232,476		0	0
PEO | Joseph B. Bower, Jr. [Member] | Fair Value as of Prior Year-end of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(258,031)		0	0
Non-PEO NEO | SCT Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,953)	(76,257)		(66,438)	(73,438)
Non-PEO NEO | Fair Value of New Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,016	84,907		69,940	42,335
Non-PEO NEO | Change in Fair Value of Existing Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,721)	(11,407)		15,104	(31,109)
Non-PEO NEO | Change in Fair Value of Vesting Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,198)	2,085		(969)	(3,771)
Non-PEO NEO | Dividends on Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,399	1,971		2,000	1,766
Non-PEO NEO | SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,571)	(19,987)		(23,198)	(17,301)
Non-PEO NEO | Service Cost & Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 63,441	$ 15,442		$ 16,704	$ 12,964